Debt - Summary Of Interest Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instruments [Abstract]
Interest incurred	$ 19	$ 0	$ 0
Less: interest income	(1)	(3)	(4)
Interest expense (income), net	$ 18	$ (3)	$ (4)